Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets
(Dollars in thousands)		2015	2014	2013
Consolidated	Net interest income	$653,720	$627,718	$637,374
	Provision for loan losses	9,000	27,000	55,000
	Noninterest income	517,325	550,044	584,577
	Noninterest expense	1,053,791	832,531	1,148,519
	Income/(loss) before income taxes	108,254	318,231	18,432
	Provision/(benefit) for income taxes	10,941	84,185	(19,389)
	Income/(loss) from continuing operations	97,313	234,046	37,821
	Income/(loss) from discontinued operations, net of tax	-	-	548
	Net income/(loss)	$97,313	$234,046	$38,369
	Average assets	$25,638,265	$23,994,836	$24,402,338
	Depreciation and amortization	$60,743	$56,894	$71,613
	Expenditures for long-lived assets	43,514	38,880	41,463

(Dollars in thousands)		2015	2014	2013
Regional Banking	Net interest income	$655,180	$602,126	$591,351
	Provision for loan losses	34,545	29,187	18,460
	Noninterest income	251,616	254,705	247,717
	Noninterest expense	563,535	538,988	529,396
	Income/(loss) before income taxes	308,716	288,656	291,212
	Provision/(benefit) for income taxes	110,232	102,771	104,915
	Net income/(loss)	$198,484	$185,885	$186,297
	Average assets	$14,934,440	$13,273,565	$12,875,630
	Depreciation and amortization	$40,056	$38,008	$46,552
	Expenditures for long-lived assets	37,578	30,697	34,014

Fixed Income	Net interest income	$15,534	$12,688	$16,187
	Noninterest income	231,311	202,725	268,436
	Noninterest expense	220,210	146,847	232,429
	Income/(loss) before income taxes	26,635	68,566	52,194
	Provision/(benefit) for income taxes	8,981	25,741	19,618
	Net income/(loss)	$17,654	$42,825	$32,576
	Average assets	$2,368,900	$2,069,472	$2,255,852
	Depreciation and amortization	$5,735	$6,233	$8,837
	Expenditures for long-lived assets	1,640	1,358	3,995

Corporate	Net interest income/(expense)	$(71,727)	$(54,175)	$(46,178)
	Noninterest income	23,330	26,969	26,055
	Noninterest expense	56,906	61,387	64,865
	Income/(loss) before income taxes	(105,303)	(88,593)	(84,988)
	Provision/(benefit) for income taxes	(79,891)	(63,526)	(51,582)
	Net income/(loss)	$(25,412)	$(25,067)	$(33,406)
	Average assets	$6,003,080	$5,588,328	$5,186,034
	Depreciation and amortization	$13,987	$10,929	$13,975
	Expenditures for long-lived assets	3,848	6,268	1,798

Non-Strategic	Net interest income	$54,733	$67,079	$76,014
	Provision/(provision credit) for loan losses	(25,545)	(2,187)	36,540
	Noninterest income	11,068	65,645	42,369
	Noninterest expense	213,140	85,309	321,829
	Income/(loss) before income taxes	(121,794)	49,602	(239,986)
	Provision/(benefit) for income taxes	(28,381)	19,199	(92,340)
	Income/(loss) from continuing operations	(93,413)	30,403	(147,646)
	Income/(loss) from discontinued operations, net of tax	-	-	548
	Net income/(loss)	$(93,413)	$30,403	$(147,098)
	Average assets	$2,331,845	$3,063,471	$4,084,822
	Depreciation and amortization	$965	$1,724	$2,249
	Expenditures for long-lived assets	448	557	1,656

Certain previously reported amounts have been reclassified to agree with current presentation.